Quarterly Financial Information - Summary of Balance Sheet (Parenthetical) (Detail) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020
Condensed Balance Sheet Statements, Captions [Line Items]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary Class A [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Temporary Equity, Par or Stated Value Per Share	0.0001	0.0001	0.0001
Common stock, par value	0.0001	0.0001	0.0001
Ordinary Class B [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001